Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Notes
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC 855, the Company’s management has evaluated the subsequent events through the date the financial statements were issued and has found no subsequent events to report.

NOTE 9 – SUBSEQUENT EVENTS In accordance with ASC 855, management evaluated the subsequent events through the date the financial statements were issued and has no material events to report.